Equity (Details) - Schedule of stock option activity	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule Of Stock Option Activity Abstract
Options outstanding, Number of Options | shares	1,250,004
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 19.18
Granted, Number of Options | shares	88,448
Granted, Weighted Average Exercise Price | $ / shares	$ 11.45
Forfeited, Number of Options | shares	(114,256)
Forfeited, Weighted Average Exercise Price | $ / shares	$ 29.39
Options outstanding, Number of Options | shares	1,224,196
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 17.67
Options exercisable, Number of Options | shares	862,478
Options exercisable, Weighted Average Exercise Price | $ / shares	$ 18.55